Derivative Instruments - Fair Value of Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 6.3	$ 0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	6.3	0
Foreign Currency Forward Contract [Member] | Not Designated as Hedging Instrument [Member] | Accounts Payable and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 6.3	$ 0